Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue.
Schedule of collaboration revenue

	Six month period
	ended June 30,

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	1,902	—
Yarrow collaboration revenue	357	243
	2,259	243